ACCRUED EXPENSES AND OTHER PAYABLES (Details)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
ACCRUED EXPENSES AND OTHER PAYABLES
Business tax, value-added tax and other taxes payable		¥ 3,851,923	¥ 4,377,930
Accrued payroll and welfare		14,524,290	13,748,579
Accrued test monitoring fees		14,702,303	12,235,005
Royalty fees payable		532,185	1,409,520
Income taxes payable		3,044,352	3,676,704
Other current liabilities		21,084,574	18,967,687
Total accrued expenses and other payables	$ 8,954,657	¥ 57,739,627	¥ 54,415,425